Intangible assets, net	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets, net

6	Intangible assets, net

Intangible assets, net as of December 31, 2025 and 2024 consisted of the following:

	December 31,
	2025	2024
	US$	US$

Developed technologies	5,853,354	5,853,354
Trade names and trademarks	7,043,640	7,043,640
Total	12,896,994	12,896,994
Less: accumulated amortization	(11,051,434)	(9,510,877)
Intangible assets, net	1,845,560	3,386,117

Amortization expenses of US$Nil and US$1,540,557 were recorded in cost of revenue and general and administrative expenses respectively, for the year ended December 31, 2025.

Amortization expenses of US$956,956 and US$1,614,741 were recorded in cost of revenue and general and administrative expenses respectively, for the year ended December 31, 2024.

As of December 31, 2025, the estimated future amortization expense for each of the next five years and thereafter was as follows:

Amortization
US$
For the year ending December 31,
2026	1,540,557
2027	305,003
2028	—
Thereafter	—
Total	1,845,560

CURRENC GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS